Label	Element	Value
Temporary Equity, Shares Exchanged, Value, Reverse Recapitalization	flyx_TemporaryEquitySharesExchangedValueReverseRecapitalization	$ 42,431,000
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	37,452,000
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	95,503,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	882,000
Adjustments To Additional Paid In Capital, Contingent Consideration, Reverse Recapitalization	flyx_AdjustmentsToAdditionalPaidInCapitalContingentConsiderationReverseRecapitalization	3,324,000
Adjustments To Additional Paid In Capital, Reclassification Of Obligation, Reverse Recapitalization	flyx_AdjustmentsToAdditionalPaidInCapitalReclassificationOfObligationReverseRecapitalization	3,324,000
Member Units [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	80,748,000
Retained Earnings [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	(80,755,000)
Parent [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	37,452,000
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	95,503,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	882,000
Adjustments To Additional Paid In Capital, Contingent Consideration, Reverse Recapitalization	flyx_AdjustmentsToAdditionalPaidInCapitalContingentConsiderationReverseRecapitalization	3,324,000
Adjustments To Additional Paid In Capital, Reclassification Of Obligation, Reverse Recapitalization	flyx_AdjustmentsToAdditionalPaidInCapitalReclassificationOfObligationReverseRecapitalization	3,324,000
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	37,452,000
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	95,502,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	882,000
Adjustments To Additional Paid In Capital, Contingent Consideration, Reverse Recapitalization	flyx_AdjustmentsToAdditionalPaidInCapitalContingentConsiderationReverseRecapitalization	3,324,000
Adjustments To Additional Paid In Capital, Reclassification Of Obligation, Reverse Recapitalization	flyx_AdjustmentsToAdditionalPaidInCapitalReclassificationOfObligationReverseRecapitalization	$ 3,324,000
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	7,027,255
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 1,000
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ 1,000
Common Class B [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	60,000,000
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 6,000